GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL [abstract]
Schedule of goodwill
RMB’000

Year ended December 31, 2019 and 2020
Opening net book amount	281,255
Additions	-
Impairment	-
Closing net book amount	281,255

At December 31, 2019 and 2020
Cost	281,255
Accumulated impairment	-
Net book amount	281,255

Schedule of key assumptions used for value-in-use calculations
Railroad business	2019	2020

Revenue growth rate (within the five-year period)	8%	8% - 32%
Long-term growth rate (beyond the five-year period)	2%	3%
Gross margin	8% - 16%	3% - 8%
Pre-tax discount rate	12%	12%